Warrants (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Warrants (Equity) [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Warrants, Beginning Balance	1,100,150	717,741	431,264
Number of Shares, Warrants issued to financial advisors			16,669
Number of Shares, Warrants issued with promissory notes			59,525
Number of Shares, Warrants issued with revolver loan	205,520	392,158	247,495
Number of Shares, Warrants expired	17,756	(9,749)	(3,721)
Number of Shares, Warrants, Ending Balance	1,287,914	1,100,150	717,741
Weighted Average Exercise Price, Beginning Balance	$ 14.10	$ 17.08	$ 1.88
Weighted Average Exercise Price, Warrants issued to financial advisors			8.40
Weighted Average Exercise Price, Warrants issued with promissory notes			8.40
Weighted Average Exercise Price, Warrants issued with revolver loan	7.79	8.40	8.40
Weighted Average Exercise Price, Warrants expired	326.09	1,400.31	49.82
Weighted Average Exercise Price, Ending Balance	$ 8.69	$ 14.10	$ 17.08
Weighted Average Remaining Contractual Life, Beginning Period	3 years 6 months 18 days	3 years 9 months 14 days	3 years 10 months 25 days
Weighted Average Remaining Contractual Life, Warrants issued to financial advisors			4 years 5 months 16 days
Weighted Average Remaining Contractual Life, Warrants issued with promissory notes			4 years 4 months 13 days
Weighted Average Remaining Contractual Life, Warrants issued with revolver loan	4 years 8 months 26 days	4 years 9 months	4 years 8 months 12 days
Weighted Average Remaining Contractual Life, Ending Period	3 years 4 months 13 days	3 years 6 months 18 days	7 months 24 days
Warrants (Liability) [Member]
Class of Warrant or Right [Line Items]
Number of Shares, Warrants, Beginning Balance	216,255	216,255	216,255
Number of Shares, Warrants issued with revolver loan
Number of Shares, Warrants expired
Number of Shares, Warrants, Ending Balance	216,255	216,255	216,255
Weighted Average Exercise Price, Beginning Balance	$ 10.51	$ 10.51	$ 10.51
Weighted Average Exercise Price, Warrants issued with revolver loan
Weighted Average Exercise Price, Warrants expired
Weighted Average Exercise Price, Ending Balance	$ 10.51	$ 10.51	$ 10.51
Weighted Average Remaining Contractual Life, Beginning Period	1 year 7 months 21 days	2 years 7 months 21 days	3 years 7 months 21 days
Weighted Average Remaining Contractual Life, Ending Period	1 year 1 month 20 days	1 year 7 months 21 days	2 years 7 months 21 days